Income Taxes - Components of Benefit from Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. Federal			$ 0	$ 0
State and local			0	0
Total current income tax provision (benefit)			0	0
Deferred
U.S. Federal			0	0
State and local			(1,508)	(10,872)
Total deferred income tax provision (benefit)			(1,508)	(10,872)
Total
U.S. Federal			0	0
State and local			(1,508)	(10,872)
Tax provision (benefit)	$ (2,479)	$ 0	$ (1,508)	$ (10,872)